Note 3 - Revenue from Contracts with Customers - Changes in Contract Assets and Liabilities (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities, balance	$ 72,003	$ 127,091	$ 182,756	$ 165,843	$ 149,692	$ 186,835	$ 186,835
Contract liabilities added	0	0	0	2,491	87,612	19,280	439,230	$ 359,896
Revenue recognized	(45,977)	(55,088)	(55,665)	(130,648)	(71,461)	(56,423)	(443,309)	(1,119,945)
Contract liabilities, balance	$ 26,026	$ 72,003	$ 127,091	$ 37,686	$ 165,843	$ 149,692	$ 182,756	$ 186,835